American Century Investments®
Quarterly Portfolio Holdings
Ultra Fund®
July 31, 2023

Ultra Fund - Schedule of Investments
JULY 31, 2023 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.9%
Automobiles — 3.6%
Tesla, Inc.(1)	2,734,000	731,153,620
Beverages — 1.2%
Constellation Brands, Inc., Class A	866,000	236,244,800
Biotechnology — 3.1%
Biogen, Inc.(1)	423,000	114,290,370
Genmab A/S(1)	311,000	128,194,069
Gilead Sciences, Inc.	643,000	48,958,020
Regeneron Pharmaceuticals, Inc.(1)	452,000	335,343,320
		626,785,779
Broadline Retail — 5.7%
Amazon.com, Inc.(1)	8,534,000	1,140,825,120
Building Products — 1.3%
Advanced Drainage Systems, Inc.	1,260,000	153,707,400
Johnson Controls International PLC	1,634,000	113,644,700
		267,352,100
Capital Markets — 0.8%
MSCI, Inc.	306,000	167,712,480
Chemicals — 0.7%
Ecolab, Inc.	806,000	147,610,840
Commercial Services and Supplies — 0.9%
Cintas Corp.	136,000	68,277,440
Copart, Inc.(1)	1,360,808	120,281,819
		188,559,259
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	676,413	379,244,477
Distributors — 0.5%
Pool Corp.	251,000	96,569,740
Electrical Equipment — 0.5%
Acuity Brands, Inc.	574,000	94,847,760
Electronic Equipment, Instruments and Components — 1.2%
Cognex Corp.	1,647,000	89,959,140
Keyence Corp.	330,000	148,084,844
		238,043,984
Energy Equipment and Services — 0.6%
Schlumberger NV	1,947,000	113,587,980
Entertainment — 1.6%
Netflix, Inc.(1)	640,000	280,940,800
Walt Disney Co.(1)	524,000	46,578,360
		327,519,160
Financial Services — 7.3%
Adyen NV(1)	27,000	50,112,395
Block, Inc.(1)	705,000	56,773,650
Mastercard, Inc., Class A	1,926,827	759,709,350
Visa, Inc., Class A	2,548,000	605,736,040
		1,472,331,435
Ground Transportation — 0.6%
JB Hunt Transport Services, Inc.	551,000	112,370,940

Health Care Equipment and Supplies — 5.7%
Contra Abiomed, Inc.(1)	281,340	286,967
DexCom, Inc.(1)	2,539,000	316,257,840
Edwards Lifesciences Corp.(1)	1,609,000	132,050,630
IDEXX Laboratories, Inc.(1)	235,000	130,361,550
Insulet Corp.(1)	733,000	202,857,750
Intuitive Surgical, Inc.(1)	1,138,595	369,360,218
		1,151,174,955
Health Care Providers and Services — 2.6%
UnitedHealth Group, Inc.	1,021,000	517,003,770
Hotels, Restaurants and Leisure — 2.7%
Chipotle Mexican Grill, Inc.(1)	197,000	386,569,160
Wingstop, Inc.	954,000	160,825,320
		547,394,480
Interactive Media and Services — 8.9%
Alphabet, Inc., Class A(1)	5,765,580	765,207,778
Alphabet, Inc., Class C(1)	6,325,160	841,942,047
Meta Platforms, Inc., Class A(1)	553,000	176,185,800
		1,783,335,625
IT Services — 0.6%
Okta, Inc.(1)	1,642,000	126,204,120
Life Sciences Tools and Services — 0.9%
Waters Corp.(1)	659,000	182,022,390
Machinery — 2.3%
Donaldson Co., Inc.	951,750	59,798,452
Fortive Corp.	1,791,000	140,324,850
Nordson Corp.	508,520	127,948,717
Westinghouse Air Brake Technologies Corp.	760,000	90,014,400
Yaskawa Electric Corp.	970,000	42,166,166
		460,252,585
Oil, Gas and Consumable Fuels — 1.2%
EOG Resources, Inc.	1,788,000	236,963,640
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	162,000	29,160,000
Pharmaceuticals — 1.4%
Eli Lilly & Co.	607,000	275,911,850
Professional Services — 1.3%
Paycom Software, Inc.	726,000	267,719,760
Semiconductors and Semiconductor Equipment — 10.8%
Advanced Micro Devices, Inc.(1)	1,658,000	189,675,200
Analog Devices, Inc.	1,246,000	248,614,380
Applied Materials, Inc.	2,454,000	372,001,860
ASML Holding NV	190,000	136,091,068
NVIDIA Corp.	2,615,000	1,221,963,350
		2,168,345,858
Software — 11.7%
Datadog, Inc., Class A(1)	1,497,000	174,729,840
DocuSign, Inc.(1)	2,597,000	139,770,540
Fair Isaac Corp.(1)	261,000	218,710,170
Microsoft Corp.	4,090,401	1,374,047,504
Salesforce, Inc.(1)	1,182,000	265,961,820
Zscaler, Inc.(1)	1,167,000	187,163,460
		2,360,383,334
Technology Hardware, Storage and Peripherals — 14.2%
Apple, Inc.	14,566,254	2,861,540,598

Textiles, Apparel and Luxury Goods — 3.0%
lululemon athletica, Inc.(1)	935,000	353,925,550
NIKE, Inc., Class B	2,296,611	253,522,888
		607,448,438
TOTAL COMMON STOCKS (Cost $6,673,132,390)		19,915,620,877
SHORT-TERM INVESTMENTS — 1.2%
Discount Notes(2) — 0.5%
Federal Home Loan Bank Discount Notes, 5.34%, 8/1/23	94,000,000	94,000,000
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	164,250	164,250
Repurchase Agreements — 0.7%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.875% - 4.50%, 8/15/39 - 2/15/51, valued at $28,180,661), in a joint trading account at 5.27%, dated 7/31/23, due 8/1/23 (Delivery value $27,583,025)		27,578,988
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 8/15/32, valued at $127,931,473), at 5.28%, dated 7/31/23, due 8/1/23 (Delivery value $125,441,395)		125,423,000
		153,001,988
TOTAL SHORT-TERM INVESTMENTS (Cost $247,166,238)		247,166,238
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $6,920,298,628)		20,162,787,115
OTHER ASSETS AND LIABILITIES — (0.1)%		(27,277,952)
TOTAL NET ASSETS — 100.0%		$20,135,509,163

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,505,790	USD	1,658,673	Bank of America N.A.	9/29/23	$1,637
USD	7,582,429	EUR	6,910,853	Bank of America N.A.	9/29/23	(37,597)
USD	14,705,966	EUR	13,415,894	JPMorgan Chase Bank N.A.	9/29/23	(86,630)
USD	1,053,810	EUR	937,170	JPMorgan Chase Bank N.A.	9/29/23	20,470
USD	1,409,917	EUR	1,277,640	JPMorgan Chase Bank N.A.	9/29/23	1,169
USD	7,582,989	EUR	6,910,853	Morgan Stanley	9/29/23	(37,037)
USD	1,583,898	EUR	1,432,080	Morgan Stanley	9/29/23	4,861
USD	71,033,527	JPY	10,043,295,500	Goldman Sachs & Co.	9/29/23	(203,821)
						$(336,948)

NOTES TO SCHEDULE OF INVESTMENTS
EUR	–	Euro
JPY	–	Japanese Yen
USD	–	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$19,410,972,335	$504,648,542	—
Short-Term Investments	164,250	247,001,988	—
	$19,411,136,585	$751,650,530	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$28,137	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$365,085	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.